Investments (Tables)	12 Months Ended
Dec. 31, 2015
Teekay Offshore [Member] | ALP Maritime Services B.V [Member]
Summary of Preliminary and Finalized Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the finalized estimates of fair values of the ALP assets acquired and liabilities assumed by Teekay Offshore on the acquisition date.

(in thousands of U.S. dollars)	As at March 14, 2014 $
ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill	2,032

Total assets acquired	3,289

LIABILITIES
Current liabilities	387
Other long-term liabilities	286

Total liabilities assumed	673

Net assets acquired	2,616

Consideration	2,616

Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Summary of Preliminary and Finalized Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary and final valuations of the Logitel assets and liabilities on the acquisition date. The estimates of fair values of the Logitel assets acquired and liabilities assumed by Teekay Offshore were finalized during the second quarter of 2015.

(in thousands of U.S. Dollars)	Preliminary Valuation August 11, 2014 $	Adjustments $	Final Valuation August 11, 2014 $
ASSETS
Cash and cash equivalents	8,089	—	8,089
Prepaid expenses	640	—	640
Advances on newbuilding contracts	46,809	(2,239)	44,570
Intangible assets	—	1,000	1,000

Total assets acquired	55,538	(1,239)	54,299

LIABILITIES
Accrued liabilities	4,098	—	4,098
Long-term debt	26,270	1,330	27,600

Total liabilities assumed	30,368	1,330	31,698

Net assets acquired	25,170	(2,569)	22,601

Cash consideration	4,000	—	4,000

Contingent consideration	21,170	(2,569)	18,601

Teekay Tankers [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
Summary of Preliminary and Finalized Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary estimates of fair values of the SPT assets acquired and liabilities assumed by Teekay Tankers on the acquisition date of July 31, 2015. Teekay Tankers is continuing to obtain information to finalize estimated fair value of the SPT assets acquired and liabilities assumed at the acquisition date of July 31, 2015 and expects to complete this process as soon as practicable, but no later than one year from the acquisition date.

As at July 31, 2015 $
ASSETS
Cash, cash equivalents and short-term restricted cash	1,292
Accounts receivable	10,332
Prepaid expenses and other current assets	3,763
Vessels and equipment	6,475
Other assets	143
Intangible assets subject to amortization
Customer relationships (Note 6)	30,879

Total assets acquired	52,884

LIABILITIES
Accounts payable	(3,650)
Accrued liabilities	(3,276)

Total liabilities assumed	(6,926)

Net assets acquired (1)	45,958

(1)

Prior to the SPT acquisition date, SPT had in-chartered the SPT Explorer from the Company. $1.4 million of the SPT acquisition purchase price was allocated to the settlement of this pre-existing relationship. Such amount has been accounted for as a reduction to revenue on the SPT acquisition date.